Share Capital - Summary of activity under the NCIB (Details)	6 Months Ended
Jul. 31, 2026 $ / shares shares
Share Capital
Beginning balance	11
Ending balance	663
Beginning balance | $ / shares	$ 85
Ending balance | $ / shares	$ 69.46
Beginning balance	8,558
Ending balance	7,906
February 2026
Share Capital
Number of shares that may yet be repurchased	8,558
March 2026
Share Capital
Shares repurchased	90
Average price paid per share | $ / shares	$ 70.71
Number of shares that may yet be repurchased	8,468
April 2026
Share Capital
Shares repurchased	215
Average price paid per share | $ / shares	$ 67.05
Number of shares that may yet be repurchased	8,253
May 2026
Share Capital
Shares repurchased	197
Average price paid per share | $ / shares	$ 70.52
Number of shares that may yet be repurchased	8,056
June 2026
Share Capital
Shares repurchased	42
Average price paid per share | $ / shares	$ 68.74
Number of shares that may yet be repurchased	8,014
July 2026
Share Capital
Shares repurchased	108
Average price paid per share | $ / shares	$ 70.04
Number of shares that may yet be repurchased	7,906